Acquisitions - Summary of Net Assets Acquired (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 3
Business combinations [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	3
Trade receivables	9
Prepaid expenses and other current assets	1
Current assets	13
Computer hardware and other property	1
Total assets	135
Payables and accruals	(3)
Deferred revenue	(14)
Current liabilities	(17)
Other financial liabilities	(3)
Total liabilities	(20)
Net assets acquired	115
Goodwill	113
Total	228
Business combinations [member] | Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	25
Business combinations [member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	$ 96